Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2017
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash and Cash Equivalents

	June 30, 2017	December 31, 2016
Cash at banks	$35,777	$49,787
Short-term deposits	—	3,004
Total cash and cash equivalents	$35,777	$52,791